Business Combination - Number of Shares (Details) - shares		6 Months Ended
	Jun. 16, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding prior to Business Combination (in shares)		129,240,910
Total shares of common stock issued in the Business Combination (in shares)		129,240,910
Class A Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding prior to Business Combination (in shares)		65,677,361	0
Shares of Class A Common Stock issued in the PIPE Financing (in shares)		32,500,000
Shares of Class A Common Stock issued in the Business Combination (in shares)		63,738,563
Total shares of common stock issued in the Business Combination (in shares)		65,677,361	0
Class V Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding prior to Business Combination (in shares)		65,502,347	0
Shares of Class A Common Stock issued in the Business Combination (in shares)	65,502,347
Shares of Class V Common Stock issued to Legacy WMH equity holders (in shares)		65,502,347
Total shares of common stock issued in the Business Combination (in shares)		65,502,347	0
Common Shareholders
Schedule Of Reverse Recapitalization [Line Items]
Shares of common stock (in shares)		24,988,563
Sponsor | Class A Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Shares of common stock (in shares)		6,250,000
Silver Spike
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding prior to Business Combination (in shares)	24,998,575
Less: redemption of shares of Silver Spike's Class A common stock (in shares)		10,012
Total shares of common stock issued in the Business Combination (in shares)	24,998,575